Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Borrowings
Schedule of borrowing agreements

Loan Facility	Vessel	Outstanding Loan Balance as of December 31, 2025	Unamortized Deferred Financing Fees	Outstanding Net of Loan Financing Fees	Applicable Interest Rate (SOFR(S)+ Margin)
$34.7 Million Secured Term Loan Facility	Milos	29,625,000	120,023	29,504,977	S+1.75%
$31.1 Million Secured Term Loan Facility	Poliegos	26,443,500	216,741	26,226,759	S+1.60%
$113.0 Million Secured Term Loan Facility	Kimolos	26,900,000	95,269	26,804,731	S+1.90%
	Folegandros	26,900,000	95,269	26,804,731	S+1.90%
	Nissos Keros	37,200,000	131,755	37,068,245	S+1.90%
$84.0 Million Secured Term Loan Facility	Nissos Sikinos	34,912,500	197,352	34,715,148	S+1.85%
	Nissos Sifnos	34,912,500	198,713	34,713,787	S+1.85%
$167.5 Million Secured Term Loan Facility	Nissos Rhenia	48,299,711	724,754	47,574,957	S+5.49%
	Nissos Despotiko	48,687,254	738,571	47,948,683	S+5.49%
$125.7 Million Secured Term Loan Facility	Nissos Donoussa	51,735,000	874,247	50,860,753	S+1.65%
$60.0 Million Secured Term Loan Facility	Nissos Kythnos	53,755,938	171,444	53,584,494	S+1.40%
$130.0 Million Secured Term Loan Facility	Nissos Nikouria	64,200,000	378,989	63,821,011	S+1.40%
	Nissos Anafi	63,000,000	380,512	62,619,488	S+1.40%
$65.0 Million Secured Term Loan Facility	Nissos Kea	63,200,000	408,607	62,791,393	S+1.35%
	Total	609,771,403	4,732,246	605,039,157	S+2.22%
	Other lease liabilities			60,740
	Total			605,099,897
*

Post the transition from LIBOR to SOFR as the base rate, these financings include an applicable Credit Adjustment Spread (“CAS”) on top of the SOFR base rate. Relates to the applicable margin as of December 31, 2025.

**	Please refer to paragraph $60.0 Million Secured Term Loan Facility for more information

Schedule of lease liabilities with respect to the Right-of-Use assets

The Group has recognized the following lease liabilities with respect to the Right-of-Use assets:

As of December 31,	2025	2024
Office space	60,740	80,838
Total	60,740	80,838

The maturities of lease liabilities are the following:

For the year ended December 31,	2025	2024
No later than one year	24,965	24,965
Later than one year and not later than five years	41,607	66,573
Total undiscounted cash flows	66,572	91,538
Less: Imputed interest	(5,832)	(10,700)
Carrying value of operating lease liabilities	60,740	80,838

Schedule of debt

Long-term borrowings net of current portion and current portion of long-term borrowings are analyzed as follows:

	Long-term borrowings,	Current portion of
As of December 31, 2024	net of current portion	long-term borrowings	Total
Outstanding loan balance	603,686,403	47,942,084	651,628,487
Financing fees	(4,789,810)	(1,272,468)	(6,062,278)
Total	598,896,593	46,669,616	645,566,209

	Long-term borrowings,	Current portion of
As of December 31, 2025	net of current portion	long-term borrowings	Total
Outstanding loan balance	472,910,730	136,860,673	609,771,403
Financing fees	(2,365,986)	(2,366,260)	(4,732,246)
Total	470,544,744	134,494,413	605,039,157

The borrowings are repayable as follows:

As of December 31,	2025	2024
No later than one year	136,860,673	47,942,084
Later than one year and not later than five years	338,510,730	335,178,782
Thereafter	134,400,000	268,507,621
Total	609,771,403	651,628,487
Less: Amounts due for settlement within 12 months	(136,860,673)	(47,942,084)
Long-term borrowings, net of current portion	472,910,730	603,686,403

Schedule of cash flow reconciliation of liabilities arising from financing activities

A reconciliation of the Group’s financing activities for the years ended December 31, 2025, 2024 and 2023 are presented in the tables below:

Long-term borrowings – January 1, 2023	739,035,681
Cash flows – drawdowns	197,000,000
Cash flows – repayments	(243,355,165)
Loan financing fees	(1,350,000)
Other lease liabilities	(42,021)
Non-cash flows – amortization of loan financing fees	1,994,191
Long-term borrowings – December 31, 2023	693,282,686
Cash flows – drawdowns	199,260,000
Cash flows – repayments	(246,117,877)
Loan financing fees	(1,259,319)
Other lease liabilities	47,100
Non-cash flows – amortization of loan financing fees	2,263,416
Non-cash flows – gain from modification of loans	(1,828,959)
Long-term borrowings – December 31, 2024	645,647,047
Cash flows – drawdowns	195,000,000
Cash flows – repayments	(236,857,084)
Loan financing fees	(1,300,000)
Other lease liabilities	(20,099)
Non-cash flows – amortization of loan financing fees and modification gain	1,246,265
Non-cash flows – loss on debt extinguishment	1,383,768
Long-term borrowings – December 31, 2025	605,099,897